Property, Plant and Equipment (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)		Dec. 31, 2017 USD ($)
Cost [Abstract]
Balance as of January, 1		₪ 758,658		₪ 751,343
Adjustment of Depreciation and amortization		(28,880)		(37,017)
Additions during the year		3,156		2,541
Revaluation of hotels during the year		11,637		106,842
Disposals during the year		(715,045)	[1]	(24,412)
Foreign currency translation adjustments		(1,213)		(40,639)
Balance as of December, 31		28,314		758,658
Accumulated Depreciation Abstract [Abstract]
Balance as of January 1,		32,533		38,987
Adjustment of Depreciation and amortization balance as of December 31, 2017		(28,880)		(37,032)
Additions during the year		29,003		37,339
Disposals during the year		(10,042)		(5,513)
Foreign currency translation adjustments		380		(1,247)
Balance as of December, 31		22,994		32,533
Provision For Impairment [Abstract]
Balance as of January, 1		4,490		8,190
Balance as of December, 31		4,490		4,490
Net book value		830		721,635		$ 239
Hotels At Revaluation Model [Member] | Operating [Member]
Cost [Abstract]
Balance as of January, 1		711,906		678,516	[2]
Adjustment of Depreciation and amortization		(28,880)		(37,017)	[2]
Additions during the year		3,156		2,473	[2]
Revaluation of hotels during the year		11,637		106,842	[2]
Disposals during the year		(696,072)	[1]		[2]
Foreign currency translation adjustments		(1,748)		(38,908)	[2]
Balance as of December, 31				711,906
Accumulated Depreciation Abstract [Abstract]
Balance as of January 1,					[2]
Adjustment of Depreciation and amortization balance as of December 31, 2017		(28,880)		(37,032)	[2]
Additions during the year		28,880		37,032	[2]
Disposals during the year					[2]
Foreign currency translation adjustments					[2]
Balance as of December, 31
Provision For Impairment [Abstract]
Balance as of January, 1					[2]
Balance as of December, 31
Net book value				711,906	[2]
Hotels At Revaluation Model [Member] | Plot designated for hotel [Member]
Cost [Abstract]
Balance as of January, 1	[2]			18,700
Adjustment of Depreciation and amortization	[2]
Additions during the year	[2]
Revaluation of hotels during the year	[2]
Disposals during the year	[2]			(18,700)
Foreign currency translation adjustments	[2]
Balance as of December, 31	[2]
Accumulated Depreciation Abstract [Abstract]
Balance as of January 1,	[2]
Adjustment of Depreciation and amortization balance as of December 31, 2017	[2]
Additions during the year	[2]
Disposals during the year	[2]
Foreign currency translation adjustments	[2]
Balance as of December, 31	[2]
Provision For Impairment [Abstract]
Balance as of January, 1	[2]			3,700
Balance as of December, 31	[2]
Net book value	[2]
At Cost Model [Member] | Land and buildings [Member]
Cost [Abstract]
Balance as of January, 1		15,236		16,049
Adjustment of Depreciation and amortization
Additions during the year
Revaluation of hotels during the year
Disposals during the year		(15,288)	[1]
Foreign currency translation adjustments		72		(813)
Balance as of December, 31		20		15,236
Accumulated Depreciation Abstract [Abstract]
Balance as of January 1,		7,482		7,858
Adjustment of Depreciation and amortization balance as of December 31, 2017
Additions during the year		52
Disposals during the year		(7,514)
Foreign currency translation adjustments				(376)
Balance as of December, 31		20		7,482
Provision For Impairment [Abstract]
Balance as of January, 1
Balance as of December, 31
Net book value				7,754
At Cost Model [Member] | Other fixed assets [Member]
Cost [Abstract]
Balance as of January, 1		31,516		38,078
Adjustment of Depreciation and amortization
Additions during the year				68
Revaluation of hotels during the year
Disposals during the year		(3,685)	[1]	(5,712)
Foreign currency translation adjustments		463		(918)
Balance as of December, 31		28,294		31,516
Accumulated Depreciation Abstract [Abstract]
Balance as of January 1,		25,051		31,129
Adjustment of Depreciation and amortization balance as of December 31, 2017
Additions during the year		71		307
Disposals during the year		(2,528)		(5,513)
Foreign currency translation adjustments		380		(872)
Balance as of December, 31		22,974		25,051
Provision For Impairment [Abstract]
Balance as of January, 1		4,490		4,490
Balance as of December, 31		4,490		4,490
Net book value		₪ 830		₪ 1,975

[1]	See also Note 19.
[2]	Had the Group continued to present the hotel based on the cost model, their net book value as of December 31, 2016, would have been NIS 284 million.